First Trust Intermediate Government Opportunities ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
First Trust Intermediate Government Opportunities ETF | First Trust Intermediate Government Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	8.35%	1.70%